UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2899


                              Cash Equivalent Fund
                              --------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
Cash Equivalent Fund - Money Market Portfolio
Investment Portfolio as of October 31, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

                                                                                     Principal
                                                                                     Amount ($)                  Value ($)
                                                                                   ---------------------------------------

Certificates of Deposit and Bank Notes 4.1%
Calyon, 1.2%, 12/23/2004 (Cost $20,000,000)                                             20,000,000             20,000,000
                                                                                                             ------------

Commercial Paper 7.2%
General Electric Capital Corp., 1.77%**, 1/3/2005                                        5,000,000              4,984,513
KBC Financial Products International Ltd., 1.34%**, 11/24/2004                          20,000,000             19,982,878
Province of Quebec, 1.47%**, 1/11/2005                                                  10,000,000              9,971,008
                                                                                                             ------------
Total Commercial Paper (Cost $34,938,399)                                                                      34,938,399


Asset Backed 0.3%
Granite Mortgage PLC, "1A1", Series 2004-1, 1.87%*, 12/20/2004
(Cost $1,248,945)                                                                        1,248,945              1,248,945
                                                                                                             ------------

Promissory Notes 2.1%
Goldman Sachs Group, Inc., 1.27%, 11/8/2004
(Cost $10,000,000)                                                                      10,000,000             10,000,000
                                                                                                             ------------
Repurchase Agreements 68.5%
Bank of America, 1.87%, dated 10/29/2004, to be repurchased at
$100,015,583 on 11/01/2004 (a)                                                         100,000,000            100,000,000
JPMorgan Chase, Inc., 1.89%, dated 10/29/2004, to be at
$130,020,475 on 11/01/2004 (b)                                                         130,000,000            130,000,000
Morgan Stanley, 1.88%, dated 10/29/04, to be repurchased at
$98,015,353 on 11/01/2004 (c)                                                           98,000,000             98,000,000
State Street Bank and Trust Co., 1.70%, dated 10/29/2004, to be
repurchased at $2,873,407 on 11/01/2004 (d)                                              2,873,000              2,873,000
                                                                                                             ------------
Total Repurchase Agreements (Cost $330,873,000)                                                               330,873,000


                                                                                              % of
                                                                                             Net Assets          Value ($)

Total Investment Portfolio  (Cost $397,060,344)                                               82.2            397,060,344
Other Assets and Liabilities, Net                                                             17.8             85,752,190
                                                                                                             ------------
Net Assets                                                                                   100.0            482,812,534
                                                                                                             ============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $99,776,211 Federal National Mortgage Association, 5.5%, maturing on 10/1/2034 with a value of $102,000,001.

(b) Collateralized by:

Principal                                                                                 Maturity             Collateral
Amount ($)      Security                                             Rate (%)                 Date               Value ($)
--------------------------------------------------------------------------------------------------------------------------
                                                                                             3/25/2030-
     45,501,941 Federal National Mortgage Association                4.50-5.00           3/25/2031             45,971,235
                                                                                             1/15/2018-
     86,031,573 Federal Home Loan Mortgage Corp.                     4.00-5.50          11/15/2019             86,633,227
--------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                        132,604,462

(c) Collateralized by:

Principal                                                                                 Maturity             Collateral
Amount ($)      Security                                             Rate (%)                 Date               Value ($)
--------------------------------------------------------------------------------------------------------------------------
                                                                                            12/17/2004-
     56,400,000 Federal Home Loan Bank                                  1.745-5.97       9/29/2008             56,229,712
      5,000,000 Federal Home Loan Mortgage Corp.                              2.25       1/15/2018              5,004,238
                                                                                             1/15/2006-
     45,535,000 Federal Home Loan Mortgage Corp. Strips              Zero Coupon         1/15/2018             38,767,876
--------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                        100,001,826

(d) Collateralized by $2,910,000 Federal Home Loan Mortgage Corp., 2.875, maturing on 9/15/2005 with a value of $2,931,592.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Money Market Portfolio


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Money Market Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004